Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Components of Lease Cost and Other Information
The components of lease cost were as follows:

(in thousands)	December 31, 2021
Operating lease cost	$324
Variable lease cost	68
Total lease cost	$392
Other information related to leases is as follows:

(in thousands)	December 31, 2021
Operating lease ROU asset (included within Lease right-of-use asset)	$1,782

Weighted average remaining lease term (in years):
Operating leases	7.44
Weighted average discount rate:
Operating leases	2.8%

(in thousands)	December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$271
ROU assets obtained in exchange for operating lease liabilities	$2,062

Operating Lease Maturity
Maturities of lease liabilities as of December 31, 2021 were as follows:

(in thousands)	December 31, 2021
2022	$327
2023	300
2024	269
2025	257
2026	264
Thereafter	528
Total lease payments	1945
Less: imputed interest	(179)
Less: lease liabilities, current	(280)
Lease liabilities, non-current	$1,486